Business combinations - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	May 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Bargain purchase gain		$ 5,856	$ 0
Revenue		312,412	252,497
Net income (loss) for the year		13,658	$ (7,359)
Stako
Business Acquisition [Line Items]
Purchase price	$ 7,130
Bargain purchase gain	$ 5,856
Revenue		13,791
Net income (loss) for the year		$ 1,601